CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 909,530	$ 1,146,709
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Interest capitalized on interest-bearing time deposits with other banks	(173,192)	(189,772)
Amortization of securities, net	225,274	192,264
Gain on sale of available-for-sale securities	(445,338)
Change in deferred loan costs, net	(155,058)	(76,917)
Provision for loan losses	495,000	755,000
Loss on sale of other real estate owned	27,659
Depreciation and amortization	216,013	229,536
Accretion on impairment of operating lease	(44,245)	(44,246)
(Increase) decrease in other assets	(13,658)	363,274
(Increase) decrease in interest receivable	(59,197)	72,454
(Increase) decrease in taxes receivable	(828,981)	164,094
Deferred income tax expense	827,830
Increase in cash surrender value of bank owned life insurance	(159,645)	(167,016)
Stock based compensation	28,748	9,467
Increase in other liabilities	236,147	159,936
(Decrease) increase in interest payable	(9,237)	967
Net cash provided by operating activities	1,077,650	2,615,750
Cash flows from investing activities:
Maturities and redemptions of interest-bearing time deposits with other banks	1,408,817
Purchases of interest-bearing time deposits with other banks		(285,617)
Purchases of available-for-sale securities	(36,465,422)	(18,775,486)
Proceeds from maturities of available-for-sale securities	18,500,893	22,359,060
Proceeds from sales of available-for-sale securities	8,274,474
Loan originations and principal collections, net	(263,700)	(10,011,392)
Loans purchased	(11,090,454)	(2,511,917)
Recoveries of loans previously charged off	5,633	6,147
Proceeds from sale of other real estate owned	40,062
Capital expenditures	(373,930)	(108,100)
Purchases of Federal Home Loan Bank stock		(28,900)
Net cash used in investing activities	(19,963,627)	(9,356,205)
Cash flows from financing activities:
Net increase in demand deposits, NOW and savings accounts	76,549,710	23,177,625
Decrease in time deposits	(1,051,270)	(4,344,281)
Net increase in securities sold under agreements to repurchase	312,653	2,322,234
Proceeds from issuance of preferred stock	9,000,000
Preferred stock issuance costs	(52,564)
Proceeds from issuance of common stock	3,737
Redemption of preferred stock - Series A and B	(4,200,000)
Dividends paid - preferred stock	(252,137)	(218,000)
Dividends paid - common stock	(415,189)	(415,188)
Net cash provided by financing activities	79,894,940	20,522,390
Net increase in cash and cash equivalents	61,008,963	13,781,935
Cash and cash equivalents at beginning of year	30,871,344	17,089,409
Cash and cash equivalents at end of year	91,880,307	30,871,344
Supplemental disclosures:
Interest paid	1,526,195	1,812,561
Income taxes paid	417,000	198,000
Loans transferred to other real estate owned		350,121
Loan originated to finance sale of other real estate owned	282,400
Increase in common stock dividends held in escrow	$ 2,689